Issued share capital, share premium account and share options - Share options and share purchase arrangements (Details) Options in Millions, EquityInstruments in Millions	12 Months Ended			96 Months Ended
	Mar. 31, 2025 Options € / shares	Mar. 31, 2024 Options € / shares	Mar. 31, 2023 Options € / shares	Mar. 31, 2025 EquityInstruments Options € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of year | Options	16.6	18.7	22.8
Share options forfeited | Options		(0.7)
Share options exercised | Options	(0.4)	(1.4)	(4.1)
Share options outstanding at end of year | Options	16.2	16.6	18.7	16.2
Weighted average exercise price, share options outstanding at beginning of year | € / shares	€ 11.18	€ 11.24	€ 10.57
Weighted average exercise price, share options forfeited | € / shares		11.12
Weighted average exercise price, share options exercised | € / shares	11.45	12	7.64
Weighted average exercise price, share options outstanding at end of year | € / shares	€ 11.12	€ 11.18	€ 11.24	€ 11.12
LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted in share-based payment arrangement | EquityInstruments				1.5
Option plan 2013 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage of shares issued under plan in relation to outstanding ordinary shares	5.00%